COMMITMENTS - Operating Leases (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 60,624
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	16,178
Due between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	19,775
Due between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	11,886
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 12,785